Fair Value Measurements - Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Details) - Recurring - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2019 Convertible Promissory Notes
Liabilities
Liabilities	$ 3,612,035	$ 3,000,000
2020 Convertible Promissory Notes Embedded Derivative
Liabilities
Liabilities	2,817,000
Level 3
Liabilities
Transfers in or out of Level 3	0	0
Level 3 | 2019 Convertible Promissory Notes
Liabilities
Liabilities	3,612,035	$ 3,000,000
Level 3 | 2020 Convertible Promissory Notes Embedded Derivative
Liabilities
Liabilities	$ 2,817,000